Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.7%
Debt Funds - 47.9%
iShares 10+ Year Investment Grade Corporate Bond ETF	37,304	$1,758,511
iShares 10-20 Year Treasury Bond ETF	6,608	650,690
iShares 1-3 Year Treasury Bond ETF	34,780	2,816,137
iShares 1-5 Year Investment Grade Corporate Bond ETF	44,851	2,234,925
iShares 20+ Year Treasury Bond ETF	47,612	4,222,708
iShares 3-7 Year Treasury Bond ETF	26,663	3,017,185
iShares 5-10 Year Investment Grade Corporate Bond ETF	39,451	1,919,291
iShares 7-10 Year Treasury Bond ETF	7,878	721,546
iShares Core Total USD Bond Market ETF	21,595	944,025
iShares Core U.S. Aggregate Bond ETF	64,142	6,031,914
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,744	2,014,283
iShares JP Morgan USD Emerging Markets Bond ETF	10,942	902,934
iShares MBS ETF	65,103	5,781,146
iShares Short Treasury Bond ETF	50,360	5,563,269
iShares TIPS Bond ETF	11,897	1,233,957
Total Debt Funds		39,812,521
Equity Funds - 47.8%
iShares Core MSCI EAFE ETF	73,838	4,751,475
iShares Core S&P 500 ETF	46,472	19,956,471
iShares Core S&P Mid-Cap ETF	13,464	3,357,249
iShares Core S&P Small-Cap ETF	18,143	1,711,429
iShares MSCI EAFE Growth ETF	15,233	1,314,608
iShares MSCI EAFE Value ETF	32,723	1,601,136
iShares MSCI USA Min Vol Factor ETF	8,868	641,866
iShares MSCI USA Quality Factor ETF	34,627	4,563,492
iShares S&P 500 Growth ETF	8,827	603,943
iShares U.S. Technology ETF	12,341	1,294,818
Total Equity Funds		39,796,487
Total Exchange Traded Funds
(Cost - $71,319,581)		79,609,008
Short-Term Investments - 4.0%
Money Market Funds - 4.0%
Dreyfus Government Cash Management, 5.22%(a)	2,672,183	2,672,183
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a)	689,556	689,556

Total Short-Term Investments (Cost - $3,361,739)		3,361,739
Total Investments - 99.7%
(Cost - $74,681,320)		$82,970,747
Other Assets Less Liabilities - Net 0.3%		229,880
Total Net Assets - 100.0%		$83,200,627

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	1	12/15/2023	$89,930	$155
MSCI EAFE Future	Goldman Sachs & Co.	5	12/15/2023	510,375	(770)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	1	12/15/2023	47,775	905
S&P 500 E-Mini Future	Goldman Sachs & Co.	9	12/15/2023	1,946,475	(3,025)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	1	12/15/2023	252,040	180

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(2,555)